Matthews Pacific Tiger Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.8%

	Shares	Value

CHINA/HONG KONG: 45.8%
Tencent Holdings, Ltd.	6,703,100	$534,958,023
Alibaba Group Holding, Ltd.[b]	11,916,000	338,564,852
AIA Group, Ltd.	20,962,600	256,514,527
Hong Kong Exchanges & Clearing, Ltd.	3,389,900	201,108,868
ENN Energy Holdings, Ltd.	11,747,300	189,475,476
Kweichow Moutai Co., Ltd. A Shares	564,173	173,247,235
Ping An Insurance Group Co. of China, Ltd. H Shares	14,292,500	170,957,685
Wuxi Biologics Cayman, Inc.[b,c,d]	12,479,500	157,375,934
Weichai Power Co., Ltd. A Shares	51,945,767	153,177,543
China Resources Mixc Lifestyle Services, Ltd.[b,c,d]	21,165,430	126,908,910
China Resources Land, Ltd.	25,642,000	124,974,588
China Resources Beer Holdings Co., Ltd.	15,565,775	122,685,958
Kuaishou Technology[b,c,d]	3,275,600	113,763,908
Topsports International Holdings, Ltd.[c,d]	73,364,000	109,394,603
Yum China Holdings, Inc.	1,741,201	103,096,511
Xinyi Solar Holdings, Ltd.	60,236,000	99,844,171
CITIC Securities Co., Ltd. H Shares	41,271,500	95,394,155
China Tourism Group Duty Free Corp., Ltd. A Shares	2,033,378	95,256,656
StarPower Semiconductor, Ltd. A Shares	3,529,523	92,028,031
Shandong Sinocera Functional Material Co., Ltd. A Shares	13,869,434	90,261,816
China East Education Holdings, Ltd.[c,d]	40,962,000	89,376,965
Suofeiya Home Collection Co., Ltd. A Shares	17,706,486	89,000,717
Baidu, Inc. ADR[b]	382,800	83,278,140
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	13,503,808	82,761,542
JD.com, Inc. ADR[b]	945,800	79,759,314
CSPC Pharmaceutical Group, Ltd.	57,092,000	69,412,654
Ming Yuan Cloud Group Holdings, Ltd.[b]	13,311,175	61,512,273
WH Group, Ltd.[c,d]	60,423,500	49,089,918
Alibaba Group Holding, Ltd. ADR[b]	185,220	41,994,931
Kingdee International Software Group Co., Ltd.	12,649,000	39,667,126
JD.com, Inc. A Shares[b]	928,150	39,142,251
TravelSky Technology, Ltd. H Shares	16,592,000	38,924,707
Tuya, Inc. ADR[b]	1,292,706	27,327,805
Yidu Tech, Inc.[b,c,d]	5,896,000	26,923,760
OPT Machine Vision Tech Co., Ltd. A Shares[b]	358,837	13,017,763
Total China/Hong Kong		4,180,179,316

TAIWAN: 14.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	25,197,000	530,628,961
MediaTek, Inc.	6,766,000	232,728,865
Yageo Corp.	7,672,000	150,149,010
President Chain Store Corp.	15,150,608	144,889,000
Delta Electronics, Inc.	11,361,182	115,868,168
Realtek Semiconductor Corp.	5,312,000	92,732,322
ASMedia Technology, Inc.	1,455,000	76,804,824
Total Taiwan		1,343,801,150

SOUTH KOREA: 14.5%
Samsung Electronics Co., Ltd.	7,115,467	514,765,778
NAVER Corp.	520,654	174,316,165

	Shares	Value
HMM Co., Ltd.[b]	5,834,856	$150,234,677
LG Chem Ltd.	185,074	132,443,156
Mando Corp.[b]	1,890,796	110,580,499
Amorepacific Corp.	463,962	106,554,355
NCSoft Corp.	105,881	81,840,024
Korea Electric Power Corp.	2,690,151	55,190,641
Total South Korea		1,325,925,295

INDIA: 11.1%
Tata Power Co., Ltd.	149,384,497	211,847,551
Housing Development Finance Corp., Ltd.	4,080,319	140,197,131
Titan Co., Ltd.	6,423,426	137,337,320
Dabur India, Ltd.	16,112,505	119,309,983
Kotak Mahindra Bank, Ltd.[b]	4,359,159	104,990,236
Tata Consultancy Services, Ltd.	2,303,129	100,351,647
Info Edge India, Ltd.[b]	1,350,000	79,337,812
Ashok Leyland, Ltd.	44,009,752	68,640,534
PVR, Ltd.	2,054,065	34,628,510
Pidilite Industries, Ltd.	630,679	15,647,656
Total India		1,012,288,380

SINGAPORE: 3.5%
SATS, Ltd.[b]	35,963,700	116,482,927
Sea, Ltd. ADR[b]	506,000	112,954,380
Venture Corp., Ltd.	5,948,300	88,822,689
Total Singapore		318,259,996

INDONESIA: 2.3%
PT Bank Central Asia	49,273,000	105,522,941
PT Mitra Keluarga Karyasehat[d]	331,749,900	60,136,626
PT Astra International	128,346,700	46,775,170
Total Indonesia		212,434,737

THAILAND: 2.2%
Central Pattana Public Co., Ltd.	105,748,000	197,958,669
Total Thailand		197,958,669

PHILIPPINES: 1.8%
SM Prime Holdings, Inc.	224,061,771	161,778,143
Total Philippines		161,778,143

VIETNAM: 0.9%
Vietnam Dairy Products JSC	19,619,028	83,848,238
Total Vietnam		83,848,238

MALAYSIA: 0.0%
IHH Healthcare BHD	1,994,700	2,560,776
Total Malaysia		2,560,776

TOTAL INVESTMENTS: 96.8%		8,839,034,700
(Cost $5,595,849,533)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.2%		288,145,630

NET ASSETS: 100.0%		$9,127,180,330

1	MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $672,833,998, which is 7.37% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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